UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital and Income Fund

January 31, 2006

1.813054.101

CAI-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 72.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.7%
Diversified Media - 0.3%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30	$ 32,090	$ 17,807
Technology - 0.4%
Atmel Corp. 0% 5/23/21	20,230	9,723
ON Semiconductor Corp. 0% 4/15/24	840	774
Solectron Corp. 0.5% 2/15/34	12,335	9,175
		19,672
TOTAL CONVERTIBLE BONDS		37,479
Nonconvertible Bonds - 72.1%
Aerospace - 0.5%
L-3 Communications Corp. 6.375% 10/15/15	17,590	17,502
Orbimage Holdings, Inc. 14.2% 7/1/12 (h)(j)	8,010	8,571
		26,073
Air Transportation - 1.0%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19	17,208	14,283
7.379% 11/23/17	4,911	4,076
AMR Corp.:
9% 8/1/12	4,360	3,968
9% 9/15/16	2,865	2,521
10.2% 3/15/20	2,750	2,104
Continental Airlines, Inc. pass thru trust certificates:
8.307% 10/2/19	332	302
8.312% 10/2/12	1,654	1,505
8.388% 5/1/22	4,046	3,581
9.798% 4/1/21	12,235	12,327
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	26,545	6,371
8.3% 12/15/29 (d)	17,910	4,298
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	2,000	1,965
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,017	976
7.248% 7/2/14	641	83
7.95% 9/1/16	984	856
		59,216
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 6.5%
Affinia Group, Inc. 9% 11/30/14	$ 21,285	$ 17,454
Altra Industrial Motion, Inc. 9% 12/1/11 (h)	4,560	4,526
Delco Remy International, Inc.:
9.375% 4/15/12	2,475	891
11% 5/1/09	2,990	1,241
Ford Motor Credit Co.:
5.8% 1/12/09	31,535	28,612
6.625% 6/16/08	31,495	29,636
7% 10/1/13	53,585	48,538
General Motors Acceptance Corp.:
6.75% 12/1/14	40,130	38,023
6.875% 9/15/11	21,825	20,843
6.875% 8/28/12	26,735	25,377
8% 11/1/31	80,165	81,367
Goodyear Tire & Rubber Co. 9% 7/1/15	33,400	33,400
Navistar International Corp. 7.5% 6/15/11	3,250	3,201
Tenneco, Inc. 8.625% 11/15/14	5,280	5,254
TRW Automotive Acquisition Corp.:
9.375% 2/15/13	8,401	9,115
11% 2/15/13	6,786	7,668
Visteon Corp. 7% 3/10/14	11,255	8,709
		363,855
Broadcasting - 0.8%
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (h)	15,770	16,795
10.375% 9/1/14 (h)	27,135	30,459
		47,254
Building Materials - 1.0%
ACIH, Inc. 0% 12/15/12 (e)(h)	1,245	928
FIMEP SA 10.5% 2/15/13	3,625	4,169
Goodman Global Holdings, Inc. 7.4913% 6/15/12 (h)(j)	21,180	21,233
Maax Holdings, Inc. 0% 12/15/12 (e)	20,770	7,270
NTK Holdings, Inc. 0% 3/1/14 (e)	27,100	17,344
Texas Industries, Inc. 7.25% 7/15/13	2,880	2,974
		53,918
Cable TV - 5.7%
Cablevision Systems Corp. 8% 4/15/12	45,400	43,073
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CCH I Holdings LLC/CCH I Capital Corp.:
0% 5/15/14 (e)(h)	$ 6,755	$ 3,445
0% 1/15/15 (e)(h)	5,000	2,100
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (h)	30,228	24,938
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	6,000	5,760
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (h)	15,790	15,553
CSC Holdings, Inc.:
7% 4/15/12 (h)(j)	20,160	19,152
7.625% 4/1/11	6,460	6,460
7.625% 7/15/18	56,623	53,792
7.875% 12/15/07	1,000	1,016
7.875% 2/15/18	28,885	27,910
EchoStar DBS Corp.:
6.375% 10/1/11	15,465	15,059
6.625% 10/1/14	34,270	33,242
iesy Repository GmbH 10.375% 2/15/15 (h)	11,490	11,777
NTL Cable PLC 8.75% 4/15/14	24,485	25,220
Telenet Group Holding NV 0% 6/15/14 (e)(h)	36,895	30,715
Videotron Ltee 6.875% 1/15/14	3,630	3,703
		322,915
Capital Goods - 0.8%
Blount, Inc. 8.875% 8/1/12	6,070	6,374
Chart Industries, Inc. 9.125% 10/15/15 (h)	4,970	5,156
Hexcel Corp. 6.75% 2/1/15	10,710	10,603
Polypore, Inc. 0% 10/1/12 (e)	22,155	12,961
Polypore, Inc. 8.75% 5/15/12	7,915	7,203
Sensus Metering Systems, Inc. 8.625% 12/15/13	580	528
		42,825
Chemicals - 2.0%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	27,115	30,233
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)	6,685	4,930
Series B, 0% 10/1/14 (e)	39,745	29,312
Huntsman ICI Chemicals LLC 10.125% 7/1/09	12,086	12,509
Huntsman LLC:
11.625% 10/15/10	2,465	2,810
11.85% 7/15/11 (j)	3,180	3,339
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Lyondell Chemical Co. 11.125% 7/15/12	$ 6,125	$ 6,860
Phibro Animal Health Corp. 13% 12/1/07 unit	10,457	10,771
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08	10,205	9,491
		110,255
Consumer Products - 0.7%
AAC Group Holding Corp. 0% 10/1/12 (e)	10,200	7,446
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	682
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,818
Hines Nurseries, Inc. 10.25% 10/1/11	2,480	2,430
Jostens Holding Corp. 0% 12/1/13 (e)	3,255	2,409
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)	15,460	12,523
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	3,260
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10	6,925	7,462
		39,030
Containers - 1.1%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,697
BWAY Corp. 10% 10/15/10	9,210	9,647
Constar International, Inc. 11% 12/1/12	9,360	7,675
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	3,815	3,863
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,253
7.5% 12/15/96	7,295	5,909
8% 4/15/23	6,295	6,027
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	4,220	4,093
7.75% 5/15/11	3,150	3,288
8.25% 5/15/13	10,790	11,168
Tekni-Plex, Inc. 10.875% 8/15/12 (h)	4,620	5,105
		61,725
Diversified Financial Services - 1.1%
E*TRADE Financial Corp. 7.375% 9/15/13	5,420	5,542
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	2,177
Residential Capital Corp.:
6.375% 6/30/10	32,770	33,592
6.875% 6/30/15	17,905	19,244
		60,555
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - 0.9%
CanWest Media, Inc. 8% 9/15/12	$ 4,040	$ 4,141
Liberty Media Corp.:
5.7% 5/15/13	25,030	23,340
8.5% 7/15/29	25,045	25,129
		52,610
Electric Utilities - 1.1%
AES Gener SA 7.5% 3/25/14	14,980	15,280
Aquila, Inc. 14.875% 7/1/12	7,225	9,772
Chivor SA E.S.P. 9.75% 12/30/14 (h)	11,230	12,241
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,510	7,773
TECO Energy, Inc. 6.75% 5/1/15	4,880	5,124
Tenaska Alabama Partners LP 7% 6/30/21 (h)	5,543	5,681
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (h)	3,030	3,280
Utilicorp United, Inc. 9.95% 2/1/11 (j)	3,505	3,899
		63,050
Energy - 6.9%
ANR Pipeline, Inc. 7.375% 2/15/24	9,540	10,029
Atlas Pipeline Partners LP / Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (h)	4,940	5,088
Chaparral Energy, Inc. 8.5% 12/1/15 (h)	10,400	10,920
Chesapeake Energy Corp.:
6.5% 8/15/17	16,340	16,258
6.5% 8/15/17 (h)	16,070	15,990
7.5% 9/15/13	2,000	2,080
Colorado Interstate Gas Co. 6.8% 11/15/15 (h)	22,370	23,237
El Paso Corp.:
6.375% 2/1/09 (h)	11,027	10,806
7.625% 8/16/07	5,900	6,033
7.75% 6/15/10 (h)	1,410	1,462
10.75% 10/1/10 (h)	1,230	1,378
El Paso Production Holding Co. 7.75% 6/1/13	10,250	10,916
Energy Partners Ltd. 8.75% 8/1/10	14,470	14,976
Enron Corp.:
6.4% 7/15/06 (d)	3,270	1,239
6.625% 11/15/05 (d)	13,290	5,034
6.725% 11/17/08 (d)(j)	4,095	1,541
6.75% 8/1/09 (d)	3,320	1,258
6.875% 10/15/07 (d)	8,050	3,049
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Enron Corp.: - continued
6.95% 7/15/28 (d)	$ 7,270	$ 2,735
7.125% 5/15/07 (d)	1,390	527
7.375% 5/15/19 (d)	8,400	3,150
7.875% 6/15/03 (d)	1,390	527
8.375% 5/23/05 (d)	15,020	5,557
9.125% 4/1/03 (d)	285	108
9.875% 6/15/03 (d)	1,268	480
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,461
Harvest Operations Corp. 7.875% 10/15/11	5,620	5,620
InterNorth, Inc. 9.625% 3/15/06 (d)	5,575	2,112
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (h)	605	552
Northwest Pipeline Corp. 8.125% 3/1/10	3,400	3,604
Ocean Rig Norway AS 8.375% 7/1/13 (h)	4,730	5,061
Plains Exploration & Production Co. 8.75% 7/1/12	5,620	6,042
Pogo Producing Co. 6.875% 10/1/17 (h)	18,560	18,514
Range Resources Corp. 7.375% 7/15/13	5,530	5,751
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	37,242
8% 3/1/32	20,945	23,563
8.875% 3/15/10	4,000	4,285
Targa Resources, Inc. / Targa Resources Finance Corp. 8.5% 11/1/13 (h)	5,140	5,358
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,005
7.5% 4/1/17	6,635	7,226
7.625% 4/1/37	7,450	8,031
8.375% 6/15/32	6,100	7,168
Venoco, Inc. 8.75% 12/15/11	6,840	7,062
Williams Companies, Inc.:
6.375% 10/1/10 (h)	18,640	18,733
7.625% 7/15/19	26,825	29,248
7.875% 9/1/21	15,505	17,172
8.75% 3/15/32	7,885	9,400
		389,588
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 11% 2/1/16 (h)	10,730	10,784
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - 0.2%
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	$ 400	$ 395
7.4% 9/15/35	15,066	13,333
		13,728
Food and Drug Retail - 0.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,927	5,247
Food/Beverage/Tobacco - 0.4%
Doane Pet Care Co.:
10.625% 11/15/15 (h)	7,005	7,303
10.75% 3/1/10	7,500	8,175
Leiner Health Products, Inc. 11% 6/1/12	2,870	2,730
Michael Foods, Inc. 8% 11/15/13	2,690	2,757
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	4,540	4,631
		25,596
Gaming - 2.7%
Galaxy Entertainment Finance Co. Ltd.:
9.655% 12/15/10 (h)(j)	6,010	6,115
9.875% 12/15/12 (h)	4,530	4,632
Kerzner International Ltd. 6.75% 10/1/15	18,620	18,155
Mandalay Resort Group 6.5% 7/31/09	16,415	16,559
MGM MIRAGE:
6% 10/1/09	5,030	4,992
6.625% 7/15/15	40,650	40,853
6.75% 9/1/12	6,315	6,426
Mohegan Tribal Gaming Authority 6.875% 2/15/15	9,760	9,894
Penn National Gaming, Inc.:
6.75% 3/1/15	7,810	7,771
8.875% 3/15/10	1,320	1,381
Scientific Games Corp. 6.25% 12/15/12	3,050	2,997
Station Casinos, Inc.:
6% 4/1/12	8,320	8,320
6.5% 2/1/14	10,140	10,102
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	5,570	3,843
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.: - continued
9% 1/15/12	$ 3,260	$ 3,325
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (h)	4,068	4,353
		149,718
Healthcare - 2.8%
ALARIS Medical Systems, Inc. 7.25% 7/1/11	10,000	10,500
AmeriPath, Inc. 10.5% 4/1/13	14,500	15,370
Beverly Enterprises, Inc. 7.875% 6/15/14	5,180	5,750
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	14,098
CDRV Investors, Inc. 0% 1/1/15 (e)	16,875	10,927
CRC Health Corp. 10.75% 2/1/16 (h)	7,690	7,805
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	7,097
HCA, Inc. 5.75% 3/15/14	5,000	4,800
National Nephrology Associates, Inc. 9% 11/1/11 (h)	3,240	3,588
Psychiatric Solutions, Inc. 10.625% 6/15/13	1,840	2,088
Senior Housing Properties Trust 7.875% 4/15/15	11,204	11,652
Skilled Healthcare Group, Inc. 11% 1/15/14 (h)	10,210	10,669
Team Finance LLC / Health Finance Corp. 11.25% 12/1/13 (h)	12,530	12,875
Triad Hospitals, Inc. 7% 11/15/13	13,090	13,123
U.S. Oncology, Inc. 9% 8/15/12	6,330	6,805
Vanguard Health Holding Co. II LLC 9% 10/1/14	16,405	17,266
VWR International, Inc.:
6.875% 4/15/12	620	614
8% 4/15/14	1,740	1,725
		156,752
Homebuilding/Real Estate - 2.4%
Ahern Rentals, Inc. 9.25% 8/15/13	2,470	2,594
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	12,240	12,393
8.125% 6/1/12	12,730	13,239
BF Saul REIT 7.5% 3/1/14	12,505	12,755
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	7,000	7,376
D.R. Horton, Inc. 7.875% 8/15/11	2,540	2,751
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	3,440	3,328
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
K. Hovnanian Enterprises, Inc.: - continued
6.25% 1/15/15	$ 15,380	$ 14,473
7.75% 5/15/13	16,035	16,195
Kimball Hill, Inc. 10.5% 12/15/12 (h)	9,110	8,837
Meritage Homes Corp. 6.25% 3/15/15	7,970	7,273
Standard Pacific Corp.:
7.75% 3/15/13	10,920	10,920
9.25% 4/15/12	4,370	4,523
Technical Olympic USA, Inc.:
7.5% 1/15/15	17,270	15,025
10.375% 7/1/12	3,105	3,152
		134,834
Hotels - 0.6%
Gaylord Entertainment Co.:
6.75% 11/15/14	6,620	6,438
8% 11/15/13	8,460	8,809
ITT Corp. 7.375% 11/15/15	20,000	21,650
		36,897
Leisure - 0.8%
Town Sports International Holdings, Inc. 0% 2/1/14 (e)	30,445	22,149
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	8,135	9,060
Vail Resorts, Inc. 6.75% 2/15/14	13,540	13,574
		44,783
Metals/Mining - 1.4%
America Rock Salt Co. LLC 9.5% 3/15/14	8,250	8,333
Compass Minerals International, Inc. 0% 12/15/12 (e)	18,715	17,405
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	13,060	13,191
10.125% 2/1/10	7,000	7,630
Massey Energy Co.:
6.625% 11/15/10	10,700	10,914
6.875% 12/15/13 (h)	18,850	19,086
		76,559
Paper - 1.2%
Georgia-Pacific Corp.:
7.375% 12/1/25	8,240	7,498
7.75% 11/15/29	9,000	8,438
8% 1/15/24	24,710	23,969
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific Corp.: - continued
8.125% 5/15/11	$ 2,500	$ 2,553
8.875% 5/15/31	5,250	5,381
Millar Western Forest Products Ltd. 7.75% 11/15/13	3,085	2,160
NewPage Corp.:
10.5% 5/1/12 (j)	8,670	8,778
12% 5/1/13	9,420	9,137
		67,914
Publishing/Printing - 1.9%
Haights Cross Communications, Inc. 0% 8/15/11 (e)	9,350	5,236
Houghton Mifflin Co.:
0% 10/15/13 (e)	45,280	37,130
8.25% 2/1/11	8,260	8,570
9.875% 2/1/13	24,000	25,860
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,702
Vertis, Inc.:
10.875% 6/15/09	15,565	15,254
13.5% 12/7/09 (h)	6,270	5,141
		107,893
Railroad - 0.9%
Kansas City Southern Railway Co.:
7.5% 6/15/09	7,655	7,885
9.5% 10/1/08	5,910	6,353
TFM SA de CV:
9.375% 5/1/12	16,130	17,743
12.5% 6/15/12	13,955	15,839
yankee 10.25% 6/15/07	750	791
		48,611
Restaurants - 0.7%
Carrols Corp. 9% 1/15/13	14,495	14,205
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	12,410	11,727
Morton's Restaurant Group, Inc. 7.5% 7/1/10	12,460	12,460
		38,392
Services - 3.4%
Allied Security Escrow Corp. 11.375% 7/15/11	10,925	10,379
Ashtead Holdings PLC 8.625% 8/1/15 (h)	5,440	5,712
FTI Consulting, Inc. 7.625% 6/15/13 (h)	3,280	3,395
Hertz Corp.:
8.875% 1/1/14 (h)	15,720	16,231
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Hertz Corp.: - continued
10.5% 1/1/16 (h)	$ 16,080	$ 16,784
Iron Mountain, Inc.:
6.625% 1/1/16	33,965	31,842
7.75% 1/15/15	25,205	25,583
8.625% 4/1/13	2,225	2,320
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)	28,735	24,281
Mac-Gray Corp. 7.625% 8/15/15	3,040	3,101
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (h)	31,190	33,451
Rural/Metro Corp. 9.875% 3/15/15	7,685	8,261
Williams Scotsman, Inc. 8.5% 10/1/15	12,390	12,824
		194,164
Shipping - 1.6%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	2,385	2,576
CHC Helicopter Corp. 7.375% 5/1/14	10,925	11,034
Grupo TMM SA de CV 10.5% 8/1/07 (h)	8,289	8,413
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	6,703	5,563
OMI Corp. 7.625% 12/1/13	8,125	8,288
Seabulk International, Inc. 9.5% 8/15/13	17,020	18,977
Ship Finance International Ltd. 8.5% 12/15/13	30,655	28,816
Ultrapetrol Bahamas Ltd. 9% 11/24/14	8,485	7,679
		91,346
Steels - 1.5%
AK Steel Corp. 7.75% 6/15/12	10,990	10,660
CSN Islands VIII Corp. 9.75% 12/16/13 (h)	11,805	13,192
Edgen Acquisition Corp. 9.875% 2/1/11	6,120	6,059
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,695	9,608
Gerdau SA 8.875% (h)	11,345	11,685
International Steel Group, Inc. 6.5% 4/15/14	24,820	25,192
Ispat Inland ULC 9.75% 4/1/14	5,094	5,845
		82,241
Super Retail - 1.1%
Neiman Marcus Group, Inc.:
9% 10/15/15 (h)	27,720	28,760
10.375% 10/15/15 (h)	31,065	32,075
		60,835
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - 6.4%
Avago Technologies Finance Ltd.:
9.91% 6/1/13 (h)(j)	$ 18,810	$ 19,092
11.875% 12/1/15 (h)	9,345	9,415
Celestica, Inc. 7.875% 7/1/11	31,775	32,093
Freescale Semiconductor, Inc. 7.125% 7/15/14	27,745	29,340
Lucent Technologies, Inc.:
6.45% 3/15/29	57,490	48,292
6.5% 1/15/28	13,210	10,964
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	6,150	6,027
7.7413% 12/15/11 (j)	3,090	3,105
New ASAT Finance Ltd. 9.25% 2/1/11	9,655	7,772
Sanmina-SCI Corp. 8.125% 3/1/16	15,230	15,344
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (h)(j)	12,970	13,473
9.125% 8/15/13 (h)	24,240	25,331
10.25% 8/15/15 (h)	16,640	16,806
Viasystems, Inc. 10.5% 1/15/11	23,140	21,520
Xerox Capital Trust I 8% 2/1/27	30,530	31,446
Xerox Corp.:
7.2% 4/1/16	4,950	5,198
7.625% 6/15/13	62,845	66,773
		361,991
Telecommunications - 11.4%
American Tower Corp. 7.125% 10/15/12	13,300	13,832
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	27,122	29,766
Centennial Communications Corp. 10.25% 1/1/13 (h)(j)	12,570	12,884
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	8,540	8,689
Digicel Ltd. 9.25% 9/1/12 (h)	8,355	8,835
Dresdner Bank AG 10.375% 8/17/09 (h)	5,320	5,839
Eschelon Operating Co. 8.375% 3/15/10	4,847	4,508
Inmarsat Finance II PLC 0% 11/15/12 (e)	39,770	33,407
Inmarsat Finance PLC 7.625% 6/30/12	1,744	1,794
Innova S. de R.L. 9.375% 9/19/13	19,890	22,078
Intelsat Ltd.:
6.5% 11/1/13	28,855	21,281
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Ltd.: - continued
7.625% 4/15/12	$ 42,480	$ 34,196
9.6094% 1/15/12 (h)(j)	22,320	22,739
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (h)	4,400	4,433
MCI, Inc.:
7.688% 5/1/09	416	430
8.735% 5/1/14 (j)	20,583	23,130
Millicom International Cellular SA 10% 12/1/13	19,800	21,780
Mobifon Holdings BV 12.5% 7/31/10	23,305	26,976
Mobile Telesystems Finance SA 8% 1/28/12 (h)	12,290	12,665
New Skies Satellites BV:
9.125% 11/1/12	2,710	2,900
9.5725% 11/1/11 (j)	3,540	3,690
Nextel Communications, Inc.:
5.95% 3/15/14	6,370	6,402
6.875% 10/31/13	6,840	7,165
7.375% 8/1/15	75,245	79,306
PanAmSat Corp. 9% 8/15/14	11,870	12,404
PanAmSat Holding Corp. 0% 11/1/14 (e)	11,260	7,910
Qwest Corp.:
7.7413% 6/15/13 (h)(j)	33,180	35,751
7.875% 9/1/11	14,060	14,868
8.875% 3/15/12	46,075	51,028
Rogers Communications, Inc. 7.6163% 12/15/10 (j)	8,170	8,405
U.S. West Communications:
6.875% 9/15/33	26,355	24,312
7.125% 11/15/43	1,355	1,233
7.2% 11/10/26	37,955	36,437
7.25% 9/15/25	8,865	8,754
7.25% 10/15/35	6,060	5,772
7.5% 6/15/23	14,935	14,674
8.875% 6/1/31	2,015	2,106
UbiquiTel Operating Co. 9.875% 3/1/11	8,150	9,026
		641,405
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.3%
Levi Strauss & Co. 9.75% 1/15/15	$ 18,140	$ 19,092
TOTAL NONCONVERTIBLE BONDS		4,061,651
TOTAL CORPORATE BONDS (Cost $4,020,094)		4,099,130
Common Stocks - 15.1%
	Shares
Air Transportation - 0.1%
US Airways Group, Inc. (a)(f)	129,800	3,808
Building Materials - 0.0%
Jacuzzi Brands, Inc. (a)	177,900	1,688
Cable TV - 5.1%
Cablevision Systems Corp. - NY Group Class A (a)	1,625,000	39,975
Comcast Corp. Class A (a)	730,000	20,309
Discovery Holding Co. Class A (a)	125,000	1,895
EchoStar Communications Corp. Class A (a)	1,800,000	49,680
Liberty Global, Inc.:
Class A	62,500	1,338
Class C (a)	62,500	1,264
LodgeNet Entertainment Corp. (a)	735,000	9,915
NTL, Inc. (a)	1,038,393	65,679
NTL, Inc. Class A warrants 1/13/11 (a)	35,177	17
PTV, Inc. (a)	3	0
Telewest Global, Inc. (a)	4,171,009	97,175
		287,247
Chemicals - 0.8%
Celanese Corp. Class A	2,145,700	43,922
Sterling Chemicals, Inc. (a)	897	10
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,455	0
		43,932
Containers - 0.4%
Crown Holdings, Inc. (a)	1,350,000	25,259
Trivest 1992 Special Fund Ltd. (a)(i)	11,400,000	57
		25,316
Common Stocks - continued
	Shares	Value (000s)
Diversified Media - 1.0%
Liberty Media Corp. Class A (a)	1,250,000	$ 10,450
News Corp. Class A	877,200	13,825
Rogers Communications, Inc. Class B (non-vtg.)	725,000	31,891
		56,166
Energy - 1.2%
Apache Corp.	340,000	25,680
Chesapeake Energy Corp.	700,000	24,528
Encore Acquisition Co. (a)	525,000	18,979
		69,187
Food and Drug Retail - 0.4%
CVS Corp.	800,000	22,208
Food/Beverage/Tobacco - 0.2%
Centerplate, Inc. unit	1,033,875	13,595
Gaming - 0.8%
Kerzner International Ltd. (a)	340,000	22,182
Mikohn Gaming Corp. warrants 10/14/08 (a)(i)	535,456	1,606
Penn National Gaming, Inc. (a)	600,000	19,260
		43,048
Healthcare - 0.7%
DaVita, Inc. (a)	440,800	24,134
Emergency Medical Services Corp. Class A (g)	685,600	8,591
Quest Diagnostics, Inc.	150,000	7,415
		40,140
Homebuilding/Real Estate - 0.4%
KB Home	275,000	20,955
Metals/Mining - 0.3%
Alpha Natural Resources, Inc.	350,000	8,236
Haynes International, Inc. (a)	147,429	3,944
Intermet Corp. (a)(i)	522,278	5,991
		18,171
Restaurants - 0.0%
Ruth's Chris Steak House, Inc.	10,300	218
Services - 0.4%
Coinmach Service Corp. unit	1,522,000	24,596
Shipping - 1.1%
General Maritime Corp. (f)	500,000	18,770
Laidlaw International, Inc.	1,000,000	27,200
Common Stocks - continued
	Shares	Value (000s)
Shipping - continued
OMI Corp.	795,000	$ 13,960
Ship Finance International Ltd. (NY Shares)	140,100	2,558
		62,488
Technology - 1.2%
AMIS Holdings, Inc. (a)	1,353,244	14,006
Benchmark Electronics, Inc. (a)	386,000	14,101
General Cable Corp. (a)	960,300	23,527
Seagate Technology	550,000	14,344
		65,978
Telecommunications - 0.8%
American Tower Corp. Class A (a)	15,912	492
Broadwing Corp. (a)	13,950	123
Mobile TeleSystems OJSC sponsored ADR	600,000	22,488
Sprint Nextel Corp.	855,563	19,584
		42,687
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (i)	659,302	8,538
TOTAL COMMON STOCKS (Cost $741,771)		849,966
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	895
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (i)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		6,745
Nonconvertible Preferred Stocks - 0.3%
Broadcasting - 0.2%
Spanish Broadcasting System, Inc. Class B, 10.75%	10,826	11,584
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	118
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Super Retail - 0.1%
GNC Corp. Series A, 12.00%	7,090	$ 6,133
TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,835
TOTAL PREFERRED STOCKS (Cost $24,724)		24,580
Floating Rate Loans - 7.2%
	Principal Amount (000s)
Air Transportation - 1.0%
Delta Air Lines, Inc.:
Tranche B, term loan 11.01% 3/16/08 (j)	$ 1,040	1,078
Tranche C, term loan 13.51% 3/16/08 (j)	16,735	17,195
United Air Lines, Inc. Tranche B, term loan 8.62% 3/31/06 (j)	2,542	2,542
US Airways Group, Inc.:
Tranche 1A, term loan 10.5269% 9/30/10 (j)	13,617	13,958
Tranche 2B, term loan 12.9269% 9/30/08 (j)	23,153	23,848
		58,621
Automotive - 0.8%
AM General LLC:
Tranche B1, term loan 9.0631% 11/1/11 (j)	11,340	11,680
Tranche C2, term loan 13.3419% 5/2/12 (j)	6,300	6,631
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.06% 4/30/10 (j)	9,180	9,272
Tranche 3, term loan 7.81% 3/1/11 (j)	14,515	14,624
		42,207
Cable TV - 0.6%
Charter Communications Operating LLC Tranche B, term loan 7.9199% 4/7/11 (j)	18,094	18,230
Hilton Head Communications LP Tranche B, term loan 8.75% 3/31/08 (j)	6,000	5,805
Olympus Cable Holdings LLC Tranche B, term loan 9.5% 9/30/10 (j)	1,450	1,417
UPC Broadband Holding BV Tranche H2, term loan 7.28% 9/30/12 (j)	4,650	4,702
UPC Distribution Holdings BV Tranche F, term loan 8.03% 12/31/11 (j)	4,975	5,043
		35,197
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.0%
Chart Industries, Inc. Tranche B, term loan 6.6179% 10/17/12 (j)	$ 467	$ 474
Mueller Group, Inc. term loan 6.7464% 10/3/12 (j)	778	787
Walter Industries, Inc. term loan 6.3134% 10/3/12 (j)	818	827
		2,088
Chemicals - 0.1%
INEOS US Finance:
Tranche B, term loan 6.8311% 1/31/13 (j)	1,275	1,293
Tranche C, term loan 7.3311% 1/31/14 (j)	1,275	1,293
		2,586
Diversified Financial Services - 0.0%
Newkirk Master LP Tranche B, term loan 6.1706% 8/11/08 (j)	615	619
Electric Utilities - 0.3%
NRG Energy, Inc.:
Credit-Linked Deposit 6.6238% 1/31/13 (j)	3,073	3,103
term loan 6.57% 1/31/13 (j)	13,477	13,612
		16,715
Energy - 0.5%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.8625% 7/8/11 (j)	832	840
Tranche 2, term loan 11.3125% 7/8/13 (j)	9,370	9,651
Tranche B1, term loan 7.0663% 7/8/12 (j)	1,242	1,254
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 6.6519% 10/31/12 (j)	2,252	2,263
term loan:
6.7384% 10/31/12 (j)	9,360	9,406
6.83% 10/31/07 (j)	6,885	6,919
		30,333
Entertainment/Film - 0.2%
MGM Holdings II, Inc. Tranche B, term loan 6.78% 4/8/12 (j)	9,790	9,900
Environmental - 0.2%
Allied Waste Industries, Inc.:
term loan 6.348% 1/15/12 (j)	8,781	8,858
Tranche A, Credit-Linked Deposit 6.48% 1/15/12 (j)	3,409	3,439
		12,297
Healthcare - 0.4%
DaVita, Inc. Tranche B, term loan 6.4294% 10/5/12 (j)	24,228	24,591
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - 0.3%
Capital Automotive (REIT) term loan 6.31% 12/16/10 (j)	$ 15,730	$ 15,789
Services - 0.1%
Coinmach Corp. Tranche B1, term loan 7.0313% 12/19/12 (j)	780	791
Hertz Corp.:
Credit-Linked Deposit 6.75% 12/21/12 (j)	590	599
Tranche B, term loan 8.75% 12/21/12 (j)	4,029	4,089
Tranche DD, term loan LIBOR + 2.5% 12/21/12 (j)	691	694
		6,173
Super Retail - 0.6%
Neiman Marcus Group, Inc. term loan 6.9469% 4/6/13 (j)	9,978	10,028
Toys 'R' US, Inc. term loan 7.3913% 12/9/08 (j)	25,110	24,953
		34,981
Technology - 1.3%
Avago Technologies Finance Ltd. term loan 6.8213% 12/5/12 (j)	1,480	1,480
Infor Global Solutions AG:
Tranche 1, term loan 7.819% 4/18/11 (j)	9,556	9,556
Tranche 2, term loan 11.8188% 4/18/12 (j)	8,980	9,171
SunGard Data Systems, Inc. Tranche B, term loan 6.81% 2/10/13 (j)	49,815	50,375
		70,582
Telecommunications - 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (j)	19,000	19,380
Wind Telecomunicazioni Spa:
Tranche 2, term loan 10.74% 3/21/15 (j)	12,400	12,896
Tranche B, term loan 7.24% 9/21/13 (j)	6,200	6,200
Tranche C, term loan 7.74% 9/21/14 (j)	6,200	6,200
		44,676
TOTAL FLOATING RATE LOANS (Cost $400,666)		407,355
Money Market Funds - 4.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.46% (b)	240,101,560	$ 240,102
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)	4,195,400	4,195
TOTAL MONEY MARKET FUNDS (Cost $244,297)		244,297
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,431,552)		5,625,328
NET OTHER ASSETS - 0.1%		4,275
NET ASSETS - 100%		$ 5,629,603
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $796,903,000 or 14.2% of net assets.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,042,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
Mikohn Gaming Corp. warrants 10/14/08	9/26/03	$ -
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10,150
Fidelity Securities Lending Cash Central Fund	114
Total	$ 10,264
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Emergency Medical Services Corp. Class A	$ -	$ 9,580	$ -	$ -	$ 8,591
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,425,102,000. Net unrealized appreciation aggregated $200,226,000, of which $345,935,000 related to appreciated investment securities and $145,709,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006